Equity	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Equity
11 Equity

Total equity
In EUR million	30 June 2025	31 December 2024
Share capital and share premium
- Share capital	31	31
- Share premium	17,116	17,116
	17,148	17,148
Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,838	1,816
- Revaluation reserve: Debt instruments at FVOCI	-302	-479
- Revaluation reserve: Cash flow hedge	-1,199	-1,693
- Revaluation reserve: Credit liability	-20	-15
- Revaluation reserve: Property in own use	146	161
- Net defined benefit asset/liability remeasurement reserve	-341	-333
- Currency translation reserve	-2,798	-1,986
- Share of associates and joint ventures and other reserves	2,265	2,607
- Treasury shares	-2,746	-765
	-3,158	-687

Retained earnings	38,300	36,243

Shareholders’ equity (parent)	52,290	52,703
Non-controlling interests	1,031	995
Total equity	53,321	53,698

Equity securities at FVOCI
In 2025, the movement of EUR 22 million (2024: EUR 664 million) includes unrealised revaluation of EUR 33 million (2024: EUR 664 million) of which shares in Bank of Beijing for EUR -3 million (2024: EUR 652 million).
Cash flow hedge
ING’s cash flow hedges mainly consist of interest rate swaps and cross-currency swaps that are used to protect against the exposure to variability in future cash flows on floating rate lending and borrowing. Due to a decrease in forward interest rates in 2025, the interest rate swaps had a positive revaluation of EUR 494 million which is recognised in the cash flow hedge reserve.
Currency translation reserve
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to protect the CET1 ratio against adverse impact from exchange rate fluctuations. The net decrease of unrealised revaluations and Exchange rate differences of EUR -813 million is related to several currencies including USD (EUR -661 million), TRY (EUR -42 million including EUR 72 million IAS 29 indexation effect), GBP (EUR -41 million), PLN (EUR 24 million), AUD (EUR -88 million), RUB (EUR 93 million), THB (EUR -33 million) and other currencies (EUR -64 million).

Share of associates and joint ventures and other reserves
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 915 million (2024: EUR 940 million). Other reserves includes a statutory reserve of EUR 495 million (2024: EUR 897 million) related to the former Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN and a legal reserve of EUR 854 million (2024: EUR 768 million) related to internally developed software. The transfer to retained earnings of EUR -342 million includes the release of the Regio bank and Vakbondsspaarbank SPN reserve of EUR -402 million (2024: EUR -830 million) against regulatory expenses which are recognised in the statement of profit or loss.
Treasury shares

Changes in treasury shares
	In EUR million		Number x 1,000
	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance	-765	-1,994	51,117	154,571
Purchased/sold for trading purposes	7	2	-477	-211
Purchased under staff share plans	-64	-43	3,674	3,319
Distributed under staff share plans	59	43	-3,365	-3,343
Purchased under Share buyback programme	-1,982	-3,774	115,604	247,584
Cancelled under Share buyback programme		5,000		-350,803
Closing balance	-2,746	-765	166,552	51,117
In 2025 ING Group initiated two share buyback programmes and completed one from 2024:
•EUR 2,000 million, commencing on 31 October 2024 and completed on 30 April 2025. A total of 126 million shares have been repurchased at an average effective price of EUR 15.89 per share. The shares have been cancelled in July 2025;
•EUR 70 million, commencing on 3 March 2025 and completed by 4 March 2025. A total of 3.7 million shares have been repurchased at an average price of EUR 17.44 per share and for a total consideration of EUR 64 million. The purpose of the share repurchase programme is to meet obligations under the share-based compensation plans;
•EUR 2,000 million, commencing on 2 May 2025 and is expected to be completed by October 2025. As per 30 June 2025 a total of 40 million shares have been repurchased at an average price of EUR 18.35 per share. The intention is to cancel these shares in December 2025;

Retained earnings
In 2025, a cash dividend of EUR 2,152 million (2024: EUR 4,124 million) was paid to the shareholders of ING Group. For further information, reference is made to Note 17 'Dividend per ordinary share'.